Leases - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property Available for Operating Lease [Member]
Schedule Of Operating Leases [Line Items]
Operating leases cost	$ 3,400,000,000
Operating leases accumulated depreciation	900,000,000
Operating leases carrying amount of the vessels	2,500,000,000
Minimum scheduled future revenues	3,600,000,000
Revenues receivable - 2015	636,500,000
Revenues receivable - 2016	606,800,000
Revenues receivable - 2017	633,700,000
Revenues receivable - 2018	470,100,000
Revenues receivable - 2019	371,800,000
Revenues receivable - Thereafter	894,600,000
Direct Financing Lease [Member]
Schedule Of Operating Leases [Line Items]
Minimum lease payments receivable	21,200,000	29,900,000
Unearned income	7,300,000	11,800,000
Estimated unguaranteed residual value	8,500,000
Lease payments receivable - 2015	8,600,000
Lease payments receivable - 2016	8,800,000
Lease payments receivable - 2017	3,800,000
Charters-in [Member]
Schedule Of Operating Leases [Line Items]
Minimum commitments owing by the Partnership	30,000,000
Minimum commitments under vessel operating leases - 2015	18,400,000
Minimum commitments under vessel operating leases - 2016	$ 11,600,000